Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 1997

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please delete the "Financial Highlights" table on page 2 of the Prospectus and replace it with the following:

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                              JANUARY 31, JULY 31,
                                                                       1998           1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                  $2.00           $2.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                0.06            0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.06)          (0.01)
   Distributions from net realized gains                              0.00**              --
   Total Distributions                                                (0.06)          (0.01)
 NET ASSET VALUE, END OF PERIOD                                        $2.00           $2.00
 TOTAL RETURN(B)                                                       2.99%           0.34%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                           0.12%*          0.00%*
   Net investment income                                              5.80%*          5.75%*
   Expense waiver/reimbursement(c)                                    0.92%*         77.80%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                           $85,876         $11,100
   Portfolio turnover                                                   105%              0%

* Computed on an annualized basis.

** Less than one cent per share.

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Delete the financial statements starting on page 10 of the Prospectus, and replace with the following:

PORTFOLIO OF INVESTMENTS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JANUARY 31, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                             VALUE

 LONG-TERM GOVERNMENT OBLIGATIONS--50.9%
 FEDERAL HOME LOAN BANK--5.8%
 $          3,000,000 5.700%, 10/23/1998                                              $   3,005,160
            2,000,000 6.000%, 12/30/1998                                                  2,000,960
                      TOTAL                                                               5,006,120
 FEDERAL HOME LOAN MORTGAGE CORPORATION, REMIC--21.9%
           13,775,415 5.250%, 12/15/2014                                                 13,732,712
            5,090,000 5.750%, 10/15/2016                                                  5,095,599
                      TOTAL                                                              18,828,311
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.7%
              574,376 Federal National Mortgage Association, 10.000%, 2/1/2025
 636,300 FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTE--8.2%
            2,000,000 (a)5.415%, 3/17/1998                                                2,000,640
            5,000,000 (a)5.594%, 2/3/1998                                                 4,999,625
                      TOTAL                                                               7,000,265
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.4%
            2,862,174 8.500%, 6/15/2021                                                   3,043,751
            1,324,881 9.000%, 12/15/2019                                                  1,445,366
              170,927 9.500%, 11/15/2017                                                    187,347
                      TOTAL                                                               4,676,464
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, ARM--5.4%
            4,500,248 7.000%, 9/20/2024                                                   4,600,648
 STUDENT LOAN MARKETING ASSOCIATION--3.5%
            3,000,000 5.720%, 11/20/1998                                                  3,003,432
                      TOTAL LONG-TERM GOVERNMENT OBLIGATIONS                             43,751,540
                      (IDENTIFIED COST $43,702,155)
 (B)REPURCHASE AGREEMENTS--46.8%
            3,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due
           2/2/1998 3,000,000 10,000,000 Bear, Stearns and Co., 5.650%, dated
           1/30/1998, due 2/2/1998 10,000,000
            3,000,000 Greenwich Capital Markets, Inc., 5.650%, dated 1/30/1998, due       3,000,000
                      2/2/1998
            3,000,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due 2/2/1998        3,000,000
           10,000,000 J.P. Morgan & Co., Inc., 5.650%, dated 1/30/1998, due 2/2/1998     10,000,000

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

      PRINCIPAL
       AMOUNT                                                                             VALUE

 (B)REPURCHASE AGREEMENTS--CONTINUED
 $          3,000,000 Prudential Securities, Inc., 5.650%, dated 1/30/1998, due       $   3,000,000
                      2/2/1998
            3,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated 1/30/1998,       3,000,000
                      due 2/2/1998
            2,195,000 Swiss Bank Capital Markets, 5.610%, dated 1/30/1998, due            2,195,000
                      2/2/1998
            3,000,000 Toronto Dominion Securities (USA) Inc., 5.650%, dated               3,000,000
                      1/30/1998, due 2/2/1998
                      TOTAL REPURCHASE AGREEMENTS (AT                                    40,195,000
                      AMORTIZED COST)
                      TOTAL INVESTMENTS (IDENTIFIED COST                               $ 83,946,540
                      $83,897,155)(C)

(a) Current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $83,897,155. The net unrealized appreciation of investments on a federal tax basis amounts to $49,385 which is comprised of $76,257 appreciation and $26,872 depreciation at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($85,876,319) at January 31, 1998.

The following acronyms are used throughout this portfolio:

ARM --Adjustable Rate Mortgages
REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                    $ 40,195,000
 Investments in securities                                                 43,751,540
   Total investments in securities, at value (identified and tax cost                  $ 83,946,540
 $83,897,155)
 Cash                                                                                     4,000,629
 Income receivable                                                                          307,864
   Total assets                                                                          88,255,033
 LIABILITIES:
 Payable for investments purchased                                          1,998,430
 Income distribution payable                                                  368,286
 Accrued expenses                                                              11,998
   Total liabilities                                                                      2,378,714
 Net Assets for 42,917,511 shares outstanding                                          $ 85,876,319
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 85,835,021
 Net unrealized appreciation of investments                                                  49,385
 Accumulated net realized loss on investments                                               (7,867)
 Accumulated distributions in excess of net investment income                                 (220)
   Total Net Assets                                                                    $ 85,876,319
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $85,876,319 / 42,917,511 shares outstanding                                                  $2.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $20,648)                                       $ 1,470,589
 EXPENSES:
 Investment advisory fee                                                  $    99,366
 Administrative personnel and services fee                                     62,500
 Custodian fees                                                                 4,462
 Transfer and dividend disbursing agent fees and expenses                      11,902
 Directors'/Trustees' fees                                                      2,696
 Auditing fees                                                                 10,280
 Legal fees                                                                     2,170
 Portfolio accounting fees                                                     23,016
 Share registration costs                                                      30,705
 Printing and postage                                                           4,187
 Insurance premiums                                                             1,493
 Miscellaneous                                                                  5,000
   Total expenses                                                             257,777
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (99,366)
     Reimbursement of other operating expenses                (128,383)
       Total waivers and reimbursements                                     (227,749)
         Net expenses                                                                        30,028
         Net investment income                                                            1,440,561
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                           (4,389)
 Net change in unrealized appreciation of investments                                        49,413
   Net realized and unrealized gain on investments                                           45,024
     Change in net assets resulting from operations                                     $ 1,485,585

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

                                   SIX MONTHS
                                                                          ENDED
                                                                       (UNAUDITED)     YEAR ENDED
                                                                       JANUARY 31,      JULY 31,
                                                                           1998          1997(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                 $   1,440,561   $      8,565
 Net realized gain (loss) on investments ($4,389 net loss and $0,            (4,389)             --
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                           49,413           (28)
   Change in net assets resulting from operations                          1,485,585          8,537
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                (1,440,561)        (8,785)
 Distributions from net realized gains                                       (3,478)             --
   Change in net assets resulting from distributions to shareholders     (1,444,039)        (8,785)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             98,828,483     11,100,172
 Net asset value of shares issued to shareholders in payment of            1,009,277             --
 distributions declared
 Cost of shares redeemed                                                 (25,102,907)     (100,167)
   Change in net assets resulting from share transactions                 74,734,853     11,000,005
     Change in net assets                                                 74,776,399     10,999,757
 NET ASSETS:
 Beginning of period                                                      11,099,920        100,163
 End of period                                                         $  85,876,319   $ 11,099,920

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one diversified portfolio, Federated Institutional Short Duration Government Fund (the "Fund"). The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. Government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as brokers/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                            Six Months
                                                                               Ended       Year Ended
                                                                            January 31,     July 31,
                                                                                1998         1997(a)
 Shares sold                                                                 49,414,242     5,550,085
 Shares issued to shareholders in payment of distributions declared             504,638            --
 Shares redeemed                                                           (12,551,453)      (10,017)
   Net change resulting from share transactions                              37,367,427     5,540,068

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 1998, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and/or start-up administrative service were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

PURCHASES         $63,663,943
SALES             $20,158,127

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Institutional Short Duration Government Fund
A Portfolio of Federated Institutional Trust
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS
MARCH 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31420B102
G02287-01 (3/98)
[Graphic]